Debt - Interest Income and Interest Expense Disclosure (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Debt Disclosure [Abstract]
Interest expense on debt	$ 616	$ 1	$ 7,762	$ 127